As filed with the Securities and Exchange Commission on January 9, 2012
================================================================================
                                            1933 Act Registration No. 333-125751
                                             1940 Act Registration No. 811-21774

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 55                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 55                                                            [X]


                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on February 8, 2012 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 55

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 54, as it relates to the series of the Registrant specified therein, until February 8, 2012. Parts A, B and C of the Registrant's Post-Effective Amendment No. 54 under the Securities Act of 1933 as it relates to the series of the Registrant specified therein, filed on October 28 2011, are incorporated by reference herein.

         Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 9th day of January, 2012.

                                        FIRST TRUST EXCHANGE-TRADED FUND



                                        By:  /s/ James A. Bowen
                                             ---------------------------------
                                                 James A. Bowen, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                               TITLE                                 DATE
                                        Treasurer and Chief Financial and     January 9, 2012
/s/ Mark R. Bradley                     Accounting Officer
-------------------------------------
    Mark R. Bradley

                                        President, Chief Executive Officer,   January 9, 2012
/s/ James A. Bowen                      Chairman and Trustee
-------------------------------------
    James A. Bowen

                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )                    BY: /s/ James A. Bowen
                                                         )                        ------------------------------
                                                         )                              James A. Bowen
Robert F. Keith*                                 Trustee )                              Attorney-In-Fact
                                                         )                              January 9, 2012
                                                         )
Niel B. Nielson*                                 Trustee )
                                                         )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.